Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt
Debt

(9)          Debt

The following is a summary of long term‑debt as of March 31, 2020 and December 31, 2019:

	March 31,	December 31,
	2020	2019
Secured term loans	$295,937,500	$246,250,000
Revolving credit facility	32,000,000	12,000,000
Note payable	143,500,000	143,500,000
Other	1,053,205	1,725,185
Unamortized deferred financing fees	(6,322,104)	(6,642,490)
	466,168,601	396,832,695
Current portion	(2,615,705)	(1,721,132)
Long-term portion	$463,552,896	$395,111,563

In March 2019, the Company entered into several agreements, amendments and new credit facilities (herein after referred to as the March 2019 Recapitalization Transactions). The March 2019 Recapitalization Transactions included $425,000,000 in new credit facilities, which consisted of a $300,000,000 Initial Term Loan (Credit Facility Term Loan), $50,000,000 Delayed Draw Term Loan (Delayed Draw), and $75,000,000 Revolving Credit Facility (New Revolver), all with maturities in March 2024. In November 2019, the Company amended its credit agreement primarily to (i) increase the amount available under the Delayed Draw to $100,000,000, and (ii) revise the Consolidated Total Leverage Ratio thresholds and lower the applicable margin to determine the variable quarterly interest rate under the credit agreement. Amounts borrowed under the Credit Facility Term Loan and Delayed Draw bear interest quarterly at variable rates based upon the sum of (a) the LIBOR Rate for such interest period, plus (b) an applicable margin based upon the Company’s Consolidated Total Leverage Ratio. The Delayed Draw carries 0.5% of unused fee per annum, and the New Revolver carries 0.5% of unused line fee per annum. Under the credit facility, the Company is subject to various agreements that contain a number of restrictive covenants that, among other things, impose operating and financial restrictions on the Company. Financial covenants include a Consolidated Total Leverage Ratio and a Fixed Charges Coverage Ratio, as defined in the agreement. Additionally, under the terms of the debt amendment, the Company may be required to repay principal based on excess cash flow, as defined.

The proceeds from the March 2019 Recapitalization Transactions were used to (1) repay existing amounts outstanding under the Company’s credit facility of $151,875,000, (2) pay transaction costs, fees and expenses related to the consummation of the transactions contemplated under the agreement (see Note and Unit Purchase Agreement discussed below), (3) pay a $250,000,000 distribution to AdaptHealth Holdings’ members, and (4) redeem certain members’ interests, including the cumulative preferred dividends, for $3,713,455. In addition, the Company paid deferred financing costs of $9,027,753; amortization of such costs is included in interest expense, net in the accompanying consolidated statements of operations. Further, the Company wrote off deferred financing costs of $2,121,451, which is included in loss on extinguishment of debt in the accompanying consolidated statements of operations for the three months ended March 31, 2019.

Secured Term Loans

The Credit Facility Term Loan requires quarterly principal repayments beginning June 30, 2019 through December 31, 2023, and the unpaid principal balance is due at maturity in March 2024. In November 2019, the Company repaid $50,000,000 under the Credit Facility Term Loan; such repayment satisfied the required principal repayments through September 2023. At March 31, 2020, there was $246,250,000 outstanding under the Credit Facility Term Loan. The interest rate under the Credit Facility Term Loan was 4.35% at March 31, 2020.

The Delayed Draw has an availability period from the first business day immediately following the closing date (March 2019) to the earliest of (a) the Credit Facility Term Loan maturity date, (b) twenty-four months following the closing date, or (c) the date of the termination of the commitment. During the three months ended March 31, 2020, the Company borrowed $50,000,000 under the Delayed Draw. The borrowing under the Delayed Draw requires quarterly principal repayments of $312,500 beginning March 31, 2020 through December 31, 2020, quarterly principal repayments of $625,000 beginning March 31, 2021 through December 31, 2023, and the unpaid principal balance is due at maturity in March 2024. At March 31, 2020, there was $49,687,500 outstanding under the Delayed Draw. The interest rate under the Delayed Draw was 4.11% at March 31, 2020.

Revolving Credit Facility

During the three months ended March 31, 2020, the Company borrowed $20,000,000 under the New Revolver; such amount was repaid in April 2020. At March 31, 2020, there was $32,000,000 outstanding under the New Revolver. The interest rate under the New Revolver was 4.35% at March 31, 2020. After consideration of stand-by letters of credit outstanding of $2,496,518, the remaining maximum borrowings available pursuant to the New Revolver were $40,503,482 at March 31, 2020.

Note Payable

In connection with the March 2019 Recapitalization Transactions, the Company signed a Note and Unit Purchase Agreement with an investor. Pursuant to the agreement, the Company signed a promissory note agreement with a principal amount of $100,000,000 (the Promissory Note) and the Company also received proceeds of $20,000,000 for the purchase of members’ interests. In connection with the transactions completed as part of the Business Combination, the Promissory Note was replaced with a new amended and restated promissory note with a principal amount of $100,000,000, and the investor converted certain of its members’ interests to a $43,500,000 promissory note. The new $100,000,000 promissory note, together with the $43,500,000 promissory note, are collectively referred to herein as the New Promissory Note. The outstanding principal balance under the New Promissory Note is due on the tenth anniversary of the closing date of the Business Combination and bears interest at the following rates (a) for the period starting on the closing date and ending on the seventh anniversary, a rate of 12% per annum, with 6% payable in cash and 6% Payment in Kind (PIK), and (b) for the period starting on the day after the seventh anniversary of the closing date and ending on the maturity date, a rate equal to the greater of (i) 15% per annum or (ii) the twelve-month LIBOR plus 12% per annum. The Company has the option to pay the PIK interest in cash under the New Promissory Note,  which it did during the three months ended March 31, 2020. If the Company elects to prepay the New Promissory Note prior to the third anniversary of the Closing of the Business Combination, then such prepayment of the outstanding principal and accrued interest will be subject to a make-whole premium equal to 10% of the total amount of outstanding principal and accrued interest through the date of such prepayment. If the Company elects to prepay the New Promissory Note prior to the fourth anniversary but after the third anniversary of the Closing of the Business Combination, then such prepayment of outstanding principal and accrued interest will be subject to a make-whole premium equal to 5% of the total amount of outstanding principal and accrued interest through the date of such prepayment.

In connection with the Business Combination the investor generated taxable income and a current federal and state income tax liability of approximately $5,870,000 on the exchange of its members’ interests. Under the terms of the Merger Agreement, all investors indemnified the Company for all taxes attributable to periods prior to or on the closing date of the Business Combination. Accordingly, the Company recorded an indemnification asset of such amount, included in Prepaid and other current assets, and a corresponding current liability included in Other liabilities, in the accompanying consolidated balance sheets as of and December 31, 2019. This amount is no longer outstanding as of March 31, 2020.

(10)          Debt

The following is a summary of long term‑debt as of December 31, 2019 and 2018:

	December 31,
	2019	2018
Secured term loans	$246,250,000	$134,875,000
Revolving credit facility	12,000,000	—
Note payable	143,500,000	—
Seller note (see Note 3)	1,666,667	—
Other	58,518	171,942
Unamortized deferred financing fees	(6,642,490)	(862,243)
	396,832,695	134,184,699
Current portion	(1,721,132)	(7,089,976)
Long-term portion	$395,111,563	$127,094,723

Interest expense related to long-term debt agreements, including amortization of deferred financing costs and payments made under the Company’s interest rate swap agreements, for the years ended December 31, 2019 and 2018 was $27,849,699 and $7,418,959, respectively.

In March 2019, the Company entered into several agreements, amendments and new financing facilities (herein after referred to as the March 2019 Recapitalization Transactions). In connection with the March 2019 Recapitalization Transactions, the Company signed the Third Amended and Restated Credit and Guaranty Agreement and restructured its debt borrowings with its bank group. In November 2019, in connection with the Business Combination,  the Company amended its credit facility primarily to (i) increase the amount available under the Delayed Draw Term Loan from $50,000,000 to $100,000,000 (see below), and (ii) revise the Consolidated Total Leverage Ratio thresholds and lower the applicable margin to determine the variable quarterly interest rate under the credit facility.

The maturity of total debt, excluding unamortized deferred financing fees, at December 31, 2019 is as follows.

Twelve months ended December 31,
2020	$1,721,132
2021	4,053
2022	—
2023	2,500,000
2024	255,750,000
Thereafter	143,500,000
Total debt maturity	$403,475,185

Long-Term Debt

The debt restructuring completed as part of the March 2019 Recapitalization Transactions consisted of $425,000,000 in credit facilities, which included a $300,000,000 Initial Term Loan (Credit Facility Term Loan), $50,000,000 Delayed Draw Term Loan (Delayed Draw), and $75,000,000 Revolving Credit Facility (New Revolver), all with maturities in March 2024. As noted above, in November 2019, the Company amended its credit facility to increase the amount available under the Delayed Draw from $50,000,000 to $100,000,000. The Credit Facility Term Loan and Delayed Draw loan may consist of Base Rate Loans or LIBOR Rate Loans (as defined in the agreement). Each LIBOR Rate Loan bears interest quarterly at variable rates based upon the sum of (a) the LIBOR Rate for such interest period, plus (b) an applicable margin based upon the Company’s Consolidated Total Leverage Ratio. Each Base Rate Loan bears interest quarterly at variable rates based upon the sum of (a) the Base Rate (as defined in the agreement), plus (b) an applicable margin based upon the Company’s Consolidated Total Leverage Ratio. The applicable margin was set at 3.50% and 2.50% for LIBOR Rate Loans and Base Rate Loans, respectively, following the closing of the transaction and are reset each quarter. Per the agreement, the Delayed Draw loan carries 0.5% of unused fee per annum, and the New Revolver carries 0.5% of unused line fee per annum. Under the debt restructuring, the Company is subject to various agreements that contain a number of restrictive covenants that, among other things, impose operating and financial restrictions on the Company. Financial covenants include a Total Leverage Ratio and a Fixed Charges Coverage Ratio, as defined in the agreement. Additionally, under the terms of the debt amendment, the Company may be required to repay principal based on excess cash flow, as defined.

The proceeds from the Credit Facility Term Loan were used to (1) repay existing amounts outstanding under the Company’s credit facility of $151,875,000, (2) pay transaction costs, fees and expenses related to the consummation of the transactions contemplated under the agreement (see Note and Unit Purchase Agreement discussed below), (3) pay a distribution to AdaptHealth Holdings’ members, and (4) redeem all of the AdaptHealth Holdings issued and outstanding Preferred Units, including the cumulative preferred dividends. The proceeds of any borrowings under the Delayed Draw loan will be used to finance Permitted Acquisitions (as defined in the agreement) and to pay fees and transaction costs associated with such acquisitions. The proceeds of any borrowings under the New Revolver will be for (1) an amount not to exceed $25,000,000 to finance working capital, make capital expenditures and for other general corporate purposes, and (2) an amount not to exceed $50,000,000 to finance Permitted Acquisitions and to pay fees and transaction costs associated with such acquisitions.

Secured Term Loan

In connection with the March 2019 debt restructuring the Company borrowed $300,000,000 under the Credit Facility Term Loan. The Credit Facility Term Loan requires quarterly principal repayments of $1,875,000 beginning June 30, 2019 through March 31, 2021, quarterly principal repayments of $3,750,000 beginning June 30, 2021 through December 31, 2023, and the unpaid principal amount of the Credit Facility Term Loan is due at maturity in March 2024. In November 2019, the Company repaid $50,000,000 under the Credit Facility Term Loan using the proceeds received from the transactions completed as part of the Business Combination; such repayment was applied to the principal payments required to be paid through September 2023. At December 31, 2019 there was $246,250,000 outstanding under the Credit Facility Term Loan. The interest rate under the Credit Facility Term Loan was 4.55% at December 31, 2019.

The Delayed Draw loan has an availability period from the first business day immediately following the closing date (March 2019) to the earliest of (a) the Credit Facility Term Loan maturity date, (b) twenty-four months following the closing date, or (c) the date of the termination of the commitment. During the year ended December 31, 2019 no amounts were borrowed under the Delayed Draw loan.

In February 2018, the Company signed the Second Amended and Restated Credit and Guaranty Agreement and refinanced its debt structure at that time. The refinancing consisted of $175,000,000, which included a $70,000,000 Initial Term Loan (Initial Term Loan), $80,000,000 Delayed Draw Term Loan (Delayed Draw Loan), and $25,000,000 Revolving Credit Facility (Revolver). The credit facilities bore interest quarterly at variable rates (6.02% at December 31, 2018). At December 31, 2018 there was $67,375,000 and $67,500,000 outstanding under the Initial Term Loan and Delayed Draw Loan, respectively, and there were no amounts outstanding under the Revolver. These amounts were repaid in connection with the March 2019 debt restructuring.

Revolving Credit Facility

During the year ended December 31, 2019, the Company borrowed $43,500,000 under the New Revolver. In November 2019, the Company repaid $31,500,000 under the New Revolver using the proceeds received from the transactions completed as part of the Business Combination. At December 31, 2019, there was $12,000,000 outstanding under the New Revolver. The interest rate under the New Revolver was 4.55% at December 31, 2019. After consideration of stand-by letters of credit outstanding of $2,496,518, the remaining maximum borrowings available pursuant to the New Revolver were $60,503,482 at December 31, 2019.

Note Payables

In connection with the March 2019 Recapitalization Transactions, the Company signed a Note and Unit Purchase Agreement with an investor. Pursuant to the agreement, the Company signed a promissory note agreement with the investor with a principal amount of $100,000,000 (the Promissory Note).  In connection with the transactions completed as part of the Business Combination, the Promissory Note was replaced with a new amended and restated promissory note with a principal amount of $100,000,000, and the investor converted certain of its members’ interests to a $43,500,000 promissory note. The investor generated taxable income and a current federal and state income tax liability of approximately $5,870,000 on the exchange of its members’ interests. Under the terms of the Merger Agreement, all investors indemnified the Company for all taxes attributable to periods prior to or on the closing date of the Business Combination. Accordingly, the Company has recorded an indemnification asset of such amount, included in Prepaid and other current assets, and a corresponding current liability, included in Other liabilities, in the accompanying consolidated balance sheets as of December 31, 2019.

The new $100,000,000 promissory note, together with the $43,500,000 promissory note, are collectively referred to herein as the New Promissory Note. The outstanding principal amount under the New Promissory Note is due on the tenth anniversary of the closing date of the Business Combination and bears interest at the following rates (a) for the period starting on the closing date and ending on the seventh anniversary, a rate of 12% per annum, with 6% payable in cash and 6% Payment in Kind (PIK), and (b) for the period starting on the day after the seventh anniversary of the closing date and ending on the maturity date, a rate equal to the greater of (i) 15% per annum or (ii) the twelve-month LIBOR plus 12% per annum. The Company has the option to pay the PIK interest in cash under the Promissory Note and the New Promissory Note,  which it did during the year ended December  31, 2019, and thus no amounts were added to the principal balance during that period.  If the Company elects to prepay the Promissory Note prior to the third anniversary of the Closing of the Business Combination, then such prepayment of the outstanding principal and accrued  interest will be subject to a make-whole premium equal to 10% of the total amount of outstanding principal and accrued interest through the date of such prepayment. If the Company elects to prepay the Promissory Note prior to the fourth anniversary but after the third anniversary of the Closing of the Business Combination, then such prepayment of outstanding principal and accrued interest will be subject to a make-whole premium equal to 5% of the total amount of outstanding principal and accrued interest through the date of such prepayment.

In 2013, AdaptHealth Holdings issued a note payable of $5,500,000 to a former shareholder of an acquired company for repurchase of stock which was outstanding at December 31, 2017. In February 2018, in connection with a  restructuring of its debt arrangement, AdaptHealth Holdings repaid the note payable for consideration of $4,700,000. In connection with the repayment of the note, the Company recorded a gain on extinguishment of debt of $800,000, which is included in Loss on extinguishment of debt, net, in the accompanying consolidated statements of operations for the year ended December 31, 2018.

Term Note

In May 2017 AdaptHealth Holdings entered into a $7,000,000 Term Loan Promissory Note (the Term Loan). As of December 31, 2017, $5,979,167 was outstanding under the Term Loan, which was repaid in full in February 2018 in connection with a debt restructuring completed by AdaptHealth Holdings. In connection with the repayment of the Term Loan, the Company incurred a prepayment penalty expense of $634,038, which is included in Loss on extinguishment of debt, net, in the accompanying consolidated statements of operations for the year ended December 31, 2018.